SUTHERLAND ASBILL & BRENNAN LLP 1275 Pennsylvania Ave., NW Washington, DC 20004-2415 202.383.0100 Fax 202.637.3593 www.sutherland.com
THOMAS E. BISSET
DIRECT LINE: 202.383.0118
E-mail: thomas.bisset@sutherland.com
April 29, 2011
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	COUNTRY Investors Life Assurance Company and COUNTRY Investors Variable Annuity Account (File No. 333-104424) .
Commissioners:
     On behalf of COUNTRY Investors Life Assurance Company (the “Company”) and COUNTRY Investors Variable Annuity Account (the “Account”), we have attached for filing Post-Effective Amendment No. 14 (the “Amendment”) to the Account’s Registration Statement on Form N-4 for certain flexible premium deferred variable annuity contracts.
     The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 primarily for purposes of updating certain financial information and making routine and clarifying changes. In a discussion between the Securities and Exchange Commission (the “Commission”) staff and counsel for the Company on March 1, 2011, the Commission staff informed counsel that they had no comments on previously filed Post-Effective Amendment No. 13 to the Account’s Registration Statement. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).
     In response to a request from the Commission staff, a separate letter providing “Tandy” representations has been filed as correspondence to the Amendment. If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.

Sincerely,

/s/ Thomas E. Bisset Thomas E. Bisset
Attachment

cc:	Virginia Eves Ryan Olson Jennifer Morgan